Organization (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 customer mi	Dec. 31, 2011	Dec. 01, 2010
Organization [Abstract]
Reverse stock split, description			1-for-2
Reverse stock split, ratio			0.5
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Net cash consideration from acquisition				$ 162.5
Number of customers		30,000
Network route-miles		5,800
Funding of acquisition from term loan	125	125
Cash paid to NTELOS Inc. associated with the Business Separation			315
Amount of purchase price put into escrow	0.2	0.2	5.0
Sale of assets, total price	1.0
Cash recevied from sale of business	$ 0.8